Restatements of Previously Issued Financial Statements (Details) - Schedule Adjusted Fair Values of the Assets Acquired and Liabilities Assumed, Plus Transaction Costs - Nukkleus Inc.[Member]	9 Months Ended
Jun. 30, 2021 USD ($)
Estimated Fair Value as Originally Recorded [Member]
Assets acquired:
Cash	$ 21,370
Accounts receivable	46,602
Other current assets	142
Intangible assets	14,010,631
Total assets	14,078,745
Liabilities assumed:
Accounts payable and accrued liabilities	78,745
Total liabilities	78,745
Purchase price	14,000,000
Restated Amount [Member]
Assets acquired:
Cash	21,370
Accounts receivable	46,602
Other current assets	142
Intangible assets	11,223,771
Total assets	11,291,885
Liabilities assumed:
Accounts payable and accrued liabilities	78,745
Total liabilities	78,745
Purchase price	11,213,140
Transaction Costs [Member]
Assets acquired:
Intangible assets	74,771
Liabilities assumed:
Purchase price	74,771
Valuation Restatement [Member]
Assets acquired:
Intangible assets	(2,861,631)
Liabilities assumed:
Purchase price	$ (2,861,631)